Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Profit (loss) [abstract]
Sales and other operating revenuesa	$ 157,739		$ 105,944	[1]	$ 159,307	[1]
Earnings from joint ventures – after interest and tax	543		(302)		576
Earnings from associates – after interest and tax	3,456		(101)		2,681
Interest and other income	581		663		769
Gains on sale of businesses and fixed assets	1,876		2,874		193
Total revenues and other income	164,195		109,078		163,526
Purchasesa	92,923		57,682	[1]	90,582	[1]
Production and manufacturing expenses	25,843		22,494		21,815
Production and similar taxes	1,308		695		1,547
Depreciation, depletion and amortization	14,805		14,889		17,780
Net impairment and losses on sale of businesses and fixed assets	(1,121)		14,381		8,075
Exploration expense	424		10,280		964
Distribution and administration expenses	11,931		10,397		11,057
Profit (loss) before interest and taxation	18,082		(21,740)		11,706
Finance costs	2,857		3,115		3,489
Net finance (income) expense relating to pensions and other post-retirement benefits	(2)		33		63
Profit (loss) before taxation	15,227		(24,888)		8,154
Taxation	6,740		(4,159)		3,964
Profit (loss) for the year	8,487	[2]	(20,729)	[3]	4,190	[2]
Attributable to
bp shareholders	7,565		(20,305)		4,026
Non-controlling interests	$ 922		$ (424)		$ 164
Ordinary Shares
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)	$ 0.3757		$ (1.0042)		$ 0.1984
Diluted earnings (loss) per share (USD per share)	0.3733		(1.0042)		0.1973
American Depositary Share
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)	2.25		(6.03)		1.19
Diluted earnings (loss) per share (USD per share)	$ 2.24		$ (6.03)		$ 1.18

[1]	2020 and 2019 numbers have been restated as a result of changes to the presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.
[2]	See Note 31 for further information.
[3]	See Note 31 for further information.